LONG-TERM INCENTIVE COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Stock-Based Compensation
Stock-based compensation cost capitalized	$ 0.0	$ 0.0	$ 0.0
Weighted-average fair value per share of options granted			$ 6.97
Total intrinsic value of stock options exercised	43.3	15.4	$ 26.1
Tax deductions associated with option exercises	15.6	5.3	8.5
Proceeds from exercises of stock options, net	104.0	$ 34.2	44.8
Weighted average assumptions
Risk-free interest rate		1.04%
Expected stock price volatility		27.17%
Expected dividend yield		3.40%
Expected option term		6 years 2 months 12 days
Continuing operations | Marketing, general and administrative expense
Stock-Based Compensation
Stock-based compensation expense	26.3	$ 28.3	32.3
Tax benefit related to Stock-based compensation	8.2	10.5	10.8
Long-term incentive units | Continuing operations | Marketing, general and administrative expense
Stock-Based Compensation
Employee Service Cash Award Tax Benefit from Compensation Expense	8.6	5.7	3.2
LTI units expense	$ 27.1	$ 17.8	$ 10.3
Stock Options
Stock-Based Compensation
Option expiration period	10 years
Stock Options | Ratable vesting | Non-employee Directors
Stock-Based Compensation
Vesting period	3 years
Stock Options | Ratable vesting | Employees
Stock-Based Compensation
Vesting period	4 years
Stock Options | Minimum
Stock-Based Compensation
Purchase price of common stock as a percentage of its fair market value granted to non-employee directors and employees	100.00%
Market-leveraged stock units (MSUs) | Ratable vesting
Stock-Based Compensation
Vesting period	4 years
Market-leveraged stock units (MSUs) | Minimum | Ratable vesting
Stock-Based Compensation
Shares issued (as a percent)	0.00%
Market-leveraged stock units (MSUs) | Maximum | Ratable vesting
Stock-Based Compensation
Shares issued (as a percent)	200.00%
Market-leveraged long-term incentive units | Ratable vesting
Stock-Based Compensation
Vesting period	4 years
Performance long-term incentive units | Cliff vesting
Stock-Based Compensation
Vesting period	3 years
Performance long-term incentive units | Minimum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	0.00%
Performance long-term incentive units | Maximum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	200.00%
Performance Units (PUs) | Cliff vesting
Stock-Based Compensation
Vesting period	3 years
Performance Units (PUs) | Minimum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	0.00%
Performance Units (PUs) | Maximum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	200.00%
Restricted Stock Units (RSUs) | Non-employee Directors
Stock-Based Compensation
Vesting period	3 years
Restricted Stock Units (RSUs) | Employees
Stock-Based Compensation
Vesting period	4 years
Unvested Stock Options, Performance Units, Restricted Stock Units and Market-leveraged stock units | Continuing operations
Stock-Based Compensation
Unrecognized compensation cost related to share based compensation cost	$ 27.0
Unrecognized compensation cost weighted average recognition period	2 years